Borrowings - Additional Information (Details) $ in Thousands, R$ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about borrowings [abstract]
Borrowings	$ 5,000	R$ 27
Borrowings Interest Rate	1.85%	1.85%
Notional amount	$ 5,015